United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/21

Date of Reporting Period: 04/30/21

Item 1.	Reports to Stockholders
Annual Shareholder Report
April 30, 2021

Share Class | Ticker	Institutional | FIIFX	Service | INISX

Federated Hermes Intermediate Corporate Bond Fund
Fund Established 1993

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2021, was 5.94% for the Institutional Shares and 5.68% for the Service Shares. The total return of the Bloomberg Barclays U.S. Intermediate Credit Index (BBICI),1 a broad-based securities market index, was 4.53% during the same period. The total return of the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB),2 a peer group average for the Fund, was 5.43% during the same period. The Fund’s and the LCDBBB’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBICI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BBICI were: (1) security selection; (2) sector selection; and (3) the effect of changing interest rates, referred to as “duration.”3
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the BBICI.
MARKET OVERVIEW
Prior to the beginning of the reporting period, calendar year 2020 started off on a strong note with a reduction in trade tensions between the U.S. and China, expectations for continued positive economic growth, and the Federal Reserve (the “Fed”) in no hurry to raise its benchmark federal funds target rate. With these positive macroeconomic drivers, the option adjusted spread on the BBICI hit the current cycle low of 63 basis points in late January of 2020 and then again in mid-February 2020. The 10-year U.S. Treasury ended January 2020 at 1.55%.4
The reporting period began with warnings about potential global business disruptions increasing and then rising coronavirus infection and death rates across the globe. Investors rapidly reassessed their portfolios, seeking safety and liquidity in high-quality assets, causing credit markets to nearly seize. The Fed acted swiftly, lowering its federal funds target rate during two emergency March meetings to the current 0-0.25% range and adopting a range of liquidity facilities to support financial and credit markets. Congress at the same time approved more than $2 trillion of immediate fiscal stimulus to fight an economy that rapidly plunged into recession amid widespread shelter-at-home orders, causing the unemployment rate to soar from a 50-year low of 3.5% in February to 14.7% in April.
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1

Referring to the calendar quarters, the unprecedented Fed and fiscal stimulus helped stabilize the economy, as the second quarter’s record contraction in gross domestic product (GDP) was followed by the third quarter’s record expansion. Still, the recovery from the impact of the pandemic was a bit of an ebb and flow. Infection and death rates began to decline in late spring, rise again in mid-summer, decline again in the fall and, as calendar year-end 2020 approached, to spike again to record levels. Unlike in the spring, however, market reaction was relatively subdued despite a new wave of targeted shutdowns that threatened the recovery. This in part was explained by several vaccines that appeared to be highly efficacious and were ultimately approved, with distribution to start soon thereafter.
The gradual end to most election uncertainties after the November 2 presidential election also helped ease market volatility. Despite efforts by President Donald Trump to challenge the outcome, it appeared by calendar year-end that former Vice President Joe Biden won the election and would be inaugurated as the nation’s 46th president on January 20, 2021. Following two U.S. Senate runoff elections in Georgia in early January 2021, Democrats then occupied the Presidency and had majorities in the House of Representatives and Senate albeit at slim margins. With an increasingly vaccinated U.S. populace and the passage of the $1.9 trillion American Rescue Plan, expectations for continued strong economic growth bolstered the performance of risk assets as the Fund’s fiscal year-end closed.
Given that the reporting period began in the midst of a crisis, the 10-year U.S. Treasury yield started the period at 0.64%, dipped to 0.51% in August 2020 and closed the fiscal year at 1.62%. The trajectory of U.S. Treasury yields over this time frame reflected the shutdown of the economy in the depths of the crisis and then the resumption of more normal levels of economic growth as the economy re-opened. The option adjusted spread of the BBICI started the period at 166 basis points and gradually trended down to close the period at a new low of 59 basis points, which was a few basis points tighter than where it was before the crisis.
SECTOR/INDUSTRY and security selection
During the reporting period, individual security selection was the largest driver of positive performance relative to the BBICI. Security selection was particularly strong in the Capital Goods, Energy and Consumer Non-Cyclical sectors. REITs and Banking were detractors with weaker selection. Specific credits that contributed the most to Fund performance included: Occidental Petroleum, Boardwalk Pipelines and Physicians Realty Trust. Specific credits that most negatively affected Fund performance included Penn Mutual Insurance, Aercap and Air Lease Holdings.
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2

The decision to overweight or underweight positions to specific sectors and/or ratings quality was the secondary driver of Fund performance relative to the BBICI. In total for the year, sector allocation was a positive. Overweight positions to REITs and Energy and underweight positions in Supranationals and Government Guaranteed, which underperformed the BBICI, added to Fund performance. Weak positioning in the Sovereign sector and Consumer Non-Cyclicals were detractors to performance.
Duration And derivatives management
Duration had a slight positive impact on performance as on average the Fund was 98% of the interest rate-sensitivity of the BBICI throughout the year. Derivatives, which were U.S. Treasury futures5 that were used to adjust duration targets, had a positive effect on Fund performance during the reporting period.
1
Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBICI.
2
Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LCDBBB.
3
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
4
Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
5
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
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3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Intermediate Corporate Bond Fund (the “Fund”) from April 30, 2011 to April 30, 2021, compared to the Bloomberg Barclays U.S. Intermediate Credit Index (BBICI)2 and the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of April 30, 2021
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 4/30/2021
	1 Year	5 Years	10 Years
Institutional Shares	5.94%	4.01%	3.82%
Service Shares	5.68%	3.75%	3.56%
BBICI	4.53%	3.74%	3.79%
LCDBBB	5.43%	4.67%	4.80%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The BBICI and LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2
The BBICI measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with a maturity between one and ten years. It is composed of the Bloomberg Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. The BBICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
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5

Portfolio of Investments Summary Table (unaudited)
At April 30, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	97.7%
Derivative Contracts[2]	0.1%
Cash Equivalents[3]	1.7%
Other Assets and Liabilities—Net[4]	0.5%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2021
Principal Amount or Shares			Value
		CORPORATE BONDS— 97.7%
		Basic Industry - Chemicals— 0.7%
$ 350,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$356,145
185,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	183,853
500,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	494,415
300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	340,007
		TOTAL	1,374,420
		Basic Industry - Metals & Mining— 1.4%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	348,302
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	401,294
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	250,506
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	348,301
150,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	148,880
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,064,580
		TOTAL	2,561,863
		Basic Industry - Paper— 0.1%
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	253,234
		Capital Goods - Aerospace & Defense— 2.8%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	321,037
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	309,138
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	213,807
100,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	102,114
500,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	514,777
494,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	496,147
250,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	263,145
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	453,113
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	446,656
500,000		Leidos, Inc., Sr. Unsecd. Note, 144A, 2.300%, 2/15/2031	476,778
275,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	299,857
300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	312,541
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	681,571
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.929% (3-month USLIBOR +1.735%), 2/15/2042	325,000
		TOTAL	5,215,681
		Capital Goods - Building Materials— 1.6%
625,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	664,811
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	853,500
340,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	343,939
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Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Capital Goods - Building Materials— continued
$ 200,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	$203,814
300,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	289,342
500,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	548,088
	TOTAL	2,903,494
	Capital Goods - Construction Machinery— 1.0%
250,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	254,114
190,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	195,384
250,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	258,646
595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	660,552
500,000	Deere & Co., Sr. Unsecd. Note, 2.600%, 6/8/2022	510,272
	TOTAL	1,878,968
	Capital Goods - Diversified Manufacturing— 2.9%
250,000	CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	260,053
190,000	General Electric Co., Sr. Unsecd. Note, 4.350%, 5/1/2050	211,908
165,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	168,613
300,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	298,888
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	549,222
700,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	696,439
600,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	632,732
175,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	178,217
430,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	414,546
250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	267,280
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	890,337
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	213,543
350,000	Xylem, Inc., Sr. Unsecd. Note, 1.950%, 1/30/2028	352,327
220,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	215,503
	TOTAL	5,349,608
	Communications - Cable & Satellite— 2.1%
900,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,024,182
700,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	694,360
400,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	419,582
750,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	819,175
750,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	863,497
	TOTAL	3,820,796
	Communications - Media & Entertainment— 1.7%
565,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	620,740
500,000	Fox Corp., Sr. Unsecd. Note, 3.500%, 4/8/2030	537,011
200,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	232,469
Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Communications - Media & Entertainment— continued
$ 500,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	$498,194
250,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	249,743
750,000	ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	815,139
220,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	258,898
	TOTAL	3,212,194
	Communications - Telecom Wireless— 2.4%
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	481,172
500,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	544,149
250,000	Crown Castle International Corp., Sr. Unsecd. Note, 1.050%, 7/15/2026	243,956
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	174,857
145,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	153,828
500,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	565,771
1,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 1.500%, 2/15/2026	1,002,410
350,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	381,693
350,000	T-Mobile USA, Inc., Term Loan - 1st Lien, 144A, 3.750%, 4/15/2027	385,969
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	403,110
	TOTAL	4,336,915
	Communications - Telecom Wirelines— 1.9%
600,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	615,940
250,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	249,863
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	240,790
350,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 2.550%, 12/1/2033	333,957
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	309,576
1,050,000	Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	1,036,779
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	282,025
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	110,355
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	132,342
250,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	271,782
	TOTAL	3,583,409
	Consumer Cyclical - Automotive— 4.5%
750,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	802,745
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	264,688
700,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	765,182
350,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	415,615
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	250,673
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	515,543
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 1/15/2025	272,685
500,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 0.800%, 1/8/2024	497,495
580,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.300%, 1/8/2026	571,051
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Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Automotive— continued
$ 295,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	$302,980
500,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	510,262
375,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	406,961
665,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	660,827
500,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	498,970
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	713,542
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	761,685
	TOTAL	8,210,904
	Consumer Cyclical - Retailers— 3.7%
800,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	876,001
375,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	385,738
620,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	723,681
225,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	226,090
150,853	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	165,884
250,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	265,234
500,000	CVS Health Corp., Sr. Unsecd. Note, 3.625%, 4/1/2027	553,297
690,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	785,669
600,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	672,551
750,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	796,286
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	524,218
325,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	304,388
540,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	505,373
	TOTAL	6,784,410
	Consumer Cyclical - Services— 1.5%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	192,997
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	187,306
330,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	387,054
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	838,920
500,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 2.950%, 3/15/2031	498,000
230,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	246,644
90,000	IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	96,999
280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	306,473
	TOTAL	2,754,393
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Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Food/Beverage— 4.7%
$ 500,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	$553,787
400,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	469,780
460,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	471,284
325,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	316,581
765,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	888,418
200,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	197,386
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	413,741
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	542,607
183,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	187,909
85,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	90,754
417,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	441,221
900,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	980,887
385,000	McCormick & Co., Inc., Sr. Unsecd. Note, 0.900%, 2/15/2026	377,298
240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	241,907
470,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	469,654
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	743,345
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	65,979
750,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	746,447
450,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	488,927
	TOTAL	8,687,912
	Consumer Non-Cyclical - Health Care— 1.8%
310,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	329,036
200,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	201,906
260,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	270,938
500,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	556,097
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	273,823
219,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	263,562
125,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	131,660
185,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	190,725
375,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	392,258
330,000	PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	330,539
350,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	371,843
	TOTAL	3,312,387
	Consumer Non-Cyclical - Pharmaceuticals— 4.3%
360,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	386,072
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	577,186
465,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	498,375
Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Pharmaceuticals— continued
$ 360,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	$385,146
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	80,232
470,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	457,402
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	653,448
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	376,633
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	223,408
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	566,160
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	180,087
500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	556,780
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	197,354
610,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	568,810
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.200%, 9/2/2025	445,422
500,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.750%, 9/2/2027	492,901
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	900,563
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	282,075
	TOTAL	7,828,054
	Consumer Non-Cyclical - Products— 0.4%
750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	766,193
	Consumer Non-Cyclical - Supermarkets— 0.1%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	159,471
	Consumer Non-Cyclical - Tobacco— 0.9%
700,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	791,200
200,000	BAT Capital Corp., Sr. Unsecd. Note, 3.215%, 9/6/2026	211,751
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	329,016
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	349,388
	TOTAL	1,681,355
	Energy - Independent— 2.2%
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	255,402
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	478,808
1,000,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	1,094,341
525,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	569,726
300,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	334,936
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	199,750
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	501,250
260,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	256,622
450,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	425,894
	TOTAL	4,116,729
Annual Shareholder Report
12

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Energy - Integrated— 1.9%
$ 500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	$555,199
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.535%, 11/4/2024	548,824
500,000	Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	508,674
500,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	512,334
200,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	204,369
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	261,702
500,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.375%, 4/6/2025	528,802
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	432,811
	TOTAL	3,552,715
	Energy - Midstream— 3.5%
200,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	207,898
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	567,214
500,000	Energy Transfer Operating, Sr. Unsecd. Note, 3.750%, 5/15/2030	520,840
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	705,694
190,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	203,390
500,000	Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	550,454
175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	176,178
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	366,990
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	440,074
250,000	MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	260,504
845,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	926,404
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	440,565
705,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	722,853
250,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	273,305
	TOTAL	6,362,363
	Energy - Refining— 1.3%
600,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	677,602
165,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	164,299
965,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	961,744
500,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	546,239
	TOTAL	2,349,884
	Financial Institution - Banking— 19.3%
850,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	928,814
750,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	755,271
500,000	Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	519,897
250,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	249,897
250,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	248,462
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	501,344
Annual Shareholder Report
13

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - Banking— continued
$ 500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	$525,199
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	542,933
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	536,287
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	543,493
315,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.100%, 10/24/2024	332,184
500,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	512,554
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	435,835
500,000	Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.150%, 9/6/2022	511,292
750,000	Citigroup, Inc., 4.125%, 7/25/2028	841,086
750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	753,288
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	536,614
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	509,600
1,050,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,139,667
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	277,853
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	91,051
980,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	1,023,809
635,000	Comerica, Inc., 3.800%, 7/22/2026	701,744
500,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	547,282
140,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	146,651
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	525,423
400,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.600%, 6/15/2022	409,629
250,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	260,780
580,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	590,317
1,300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,419,601
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	551,382
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	277,914
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	986,212
500,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	560,441
500,000	JPMorgan Chase & Co., 3.250%, 9/23/2022	520,670
1,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,232,047
1,100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	1,137,903
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.220%, 3/1/2025	1,068,107
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	277,710
500,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	528,851
500,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	491,019
350,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	388,359
Annual Shareholder Report
14

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.700%, 10/23/2024	$1,641,633
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	576,497
240,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	256,540
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	372,774
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.100%, 12/9/2022	256,709
800,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	827,032
170,445	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	71,587
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	252,365
300,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	307,551
220,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	240,329
245,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	250,215
500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.850%, 10/26/2024	536,580
400,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.450%, 11/16/2021	405,849
1,000,000		US Bancorp, Sr. Unsecd. Note, 1.450%, 5/12/2025	1,022,019
1,050,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	1,088,541
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	509,932
445,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	458,520
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	261,600
750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	758,563
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	548,777
		TOTAL	35,582,085
		Financial Institution - Broker/Asset Mgr/Exchange— 2.2%
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	426,224
900,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,258,237
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	242,879
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	339,297
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	187,815
505,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	597,804
400,000		Stifel Financial Corp., 4.250%, 7/18/2024	442,546
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	545,826
		TOTAL	4,040,628
		Financial Institution - Finance Companies— 2.1%
705,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	691,705
500,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	557,470
500,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	531,474
500,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	525,683
850,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	967,600
Annual Shareholder Report
15

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - Finance Companies— continued
$ 500,000	GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	$544,851
	TOTAL	3,818,783
	Financial Institution - Insurance - Health— 0.6%
109,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	116,429
450,000	CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	515,701
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	451,294
	TOTAL	1,083,424
	Financial Institution - Insurance - Life— 1.4%
250,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	270,916
300,000	AIG Global Funding, Sec. Fac. Bond, 144A, 2.300%, 7/1/2022	307,009
250,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	273,585
240,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	248,431
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	231,917
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	474,477
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	428,237
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	291,054
	TOTAL	2,525,626
	Financial Institution - Insurance - P&C— 1.1%
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	261,249
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	326,001
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	274,656
220,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	229,569
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	291,000
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	672,784
	TOTAL	2,055,259
	Financial Institution - REIT - Apartment— 0.9%
500,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 11/15/2024	544,404
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	431,282
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	98,338
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	324,343
320,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	298,012
	TOTAL	1,696,379
	Financial Institution - REIT - Healthcare— 1.3%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	277,254
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	420,671
Annual Shareholder Report
16

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - REIT - Healthcare— continued
$ 710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	$796,197
155,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	163,843
400,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	406,043
400,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	415,878
	TOTAL	2,479,886
	Financial Institution - REIT - Office— 0.8%
395,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	364,757
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	280,660
650,000	Boston Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2023	685,084
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	141,541
	TOTAL	1,472,042
	Financial Institution - REIT - Other— 0.5%
215,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	250,570
210,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	204,090
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	384,293
	TOTAL	838,953
	Financial Institution - REIT - Retail— 0.7%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	247,322
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	357,917
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	253,446
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	104,026
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	268,317
	TOTAL	1,231,028
	Sovereign— 0.5%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	825,997
	Supranational— 0.5%
825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	862,401
	Technology— 9.6%
545,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	591,039
315,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	318,946
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,302,672
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	374,764
250,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	267,840
500,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	548,168
281,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	285,097
59,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	63,232
242,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	267,590
600,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 5.300%, 10/1/2029	711,186
Annual Shareholder Report
17

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 250,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 6.200%, 7/15/2030	$314,636
450,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	537,186
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	434,513
45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	48,164
900,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.650%, 3/1/2028	884,331
300,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	305,761
165,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	175,184
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	340,802
940,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	972,320
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	554,995
500,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	555,622
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	313,867
385,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	440,040
80,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	82,957
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	562,623
350,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	385,551
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	586,100
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	205,896
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	505,306
750,000	Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	753,533
1,000,000	Oracle Corp., Sr. Unsecd. Note, 2.400%, 9/15/2023	1,041,069
500,000	Oracle Corp., Sr. Unsecd. Note, 2.650%, 7/15/2026	527,511
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	321,563
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	287,283
400,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	449,867
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	367,079
500,000	Vontier Corp., Sr. Unsecd. Note, 144A, 2.400%, 4/1/2028	494,322
500,000	Vontier Corp., Sr. Unsecd. Note, 144A, 2.950%, 4/1/2031	492,915
	TOTAL	17,671,530
	Technology Services— 0.4%
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	251,246
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	316,779
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	92,389
	TOTAL	660,414
	Transportation - Airlines— 0.2%
220,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	238,007
Annual Shareholder Report
18

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Transportation - Airlines— continued
$ 175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	$200,539
	TOTAL	438,546
	Transportation - Railroads— 0.4%
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	312,387
400,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	416,549
	TOTAL	728,936
	Transportation - Services— 1.8%
450,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	479,954
515,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	510,290
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	251,585
750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	846,980
685,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	702,079
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	525,824
	TOTAL	3,316,712
	Utility - Electric— 2.8%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	340,501
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	123,479
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	427,254
495,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	528,125
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	292,557
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	540,175
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	420,966
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	481,478
305,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	343,232
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	257,486
400,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	407,602
115,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	124,336
485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	513,945
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	270,099
	TOTAL	5,071,235
	Utility - Natural Gas— 0.9%
155,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	163,304
335,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	327,460
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	313,951
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	348,015
Annual Shareholder Report
19

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Utility - Natural Gas— continued
$ 500,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	$520,607
	TOTAL	1,673,337
	Utility - Natural Gas Distributor— 0.3%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	573,066
	TOTAL CORPORATE BONDS (IDENTIFIED COST $171,711,090)	179,703,619
	INVESTMENT COMPANY— 1.7%
3,226,319	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[3] (IDENTIFIED COST $3,226,964)	3,226,964
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $174,938,054)[4]	182,930,583
	OTHER ASSETS AND LIABILITIES - NET—0.6%[5]	1,062,839
	TOTAL NET ASSETS—100%	$183,993,422
At April 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Short Futures:
[6]United States Treasury Notes 10-Year Short Futures	35	$4,621,094	June 2021	$(26,019)
[6]United States Treasury Long Bond Short Futures	29	$4,560,250	June 2021	$123,863
[6]United States Treasury Ultra Bond Short Futures	3	$557,719	June 2021	$17,969
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$115,813
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report
20

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2020	$4,791,497
Purchases at Cost	$76,794,471
Proceeds from Sales	$(78,359,180)
Change in Unrealized Appreciation/Depreciation	$(5,186)
Net Realized Gain/(Loss)	$5,362
Value as of 4/30/2021	$3,226,964
Shares Held as of 4/30/2021	3,226,319
Dividend Income	$5,792

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $174,943,228.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
21

The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$179,632,032	$71,587	$179,703,619
Investment Company	3,226,964	—	—	3,226,964
TOTAL SECURITIES	$3,226,964	$179,632,032	$71,587	$182,930,583
Other Financial Instruments:[1]
Assets	$141,832	$—	$—	$141,832
Liabilities	(26,019)	—	—	(26,019)
TOTAL OTHER FINANCIAL INSTRUMENTS	$115,813	$—	$—	$115,813

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.29	$9.04	$8.93	$9.30	$9.34
Income From Investment Operations:
Net investment income (loss)	0.23	0.27	0.27	0.28	0.28
Net realized and unrealized gain (loss)	0.33	0.24	0.19	(0.26)	(0.01)
Total From Investment Operations	0.56	0.51	0.46	0.02	0.27
Less Distributions:
Distributions from net investment income	(0.23)	(0.26)	(0.28)	(0.28)	(0.29)
Distributions from net realized gain	(0.02)	—	(0.07)	(0.11)	(0.02)
Total Distributions	(0.25)	(0.26)	(0.35)	(0.39)	(0.31)
Net Asset Value, End of Period	$9.60	$9.29	$9.04	$8.93	$9.30
Total Return[1]	5.94%	5.71%	5.34%	0.16%	3.01%
Ratios to Average Net Assets:
Net expenses[2]	0.57%	0.57%	0.58%	0.57%	0.57%
Net investment income	2.32%	2.83%	3.12%	3.06%	3.06%
Expense waiver/reimbursement[3]	0.24%	0.24%	0.27%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$164,458	$125,942	$104,626	$139,886	$188,122
Portfolio turnover	28%	41%	23%	22%	29%

1	Based on net asset value.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.29	$9.04	$8.93	$9.30	$9.34
Income From Investment Operations:
Net investment income (loss)	0.20	0.24	0.26	0.26	0.26
Net realized and unrealized gain (loss)	0.33	0.25	0.18	(0.26)	(0.01)
Total From Investment Operations	0.53	0.49	0.44	0.00[1]	0.25
Less Distributions:
Distributions from net investment income	(0.20)	(0.24)	(0.26)	(0.26)	(0.27)
Distributions from net realized gain	(0.02)	—	(0.07)	(0.11)	(0.02)
Total Distributions	(0.22)	(0.24)	(0.33)	(0.37)	(0.29)
Net Asset Value, End of Period	$9.60	$9.29	$9.04	$8.93	$9.30
Total Return[2]	5.68%	5.45%	5.08%	(0.09)%	2.76%
Ratios to Average Net Assets:
Net expenses[3]	0.82%	0.82%	0.83%	0.82%	0.82%
Net investment income	2.08%	2.58%	2.87%	2.82%	2.81%
Expense waiver/reimbursement[4]	0.47%	0.47%	0.51%	0.41%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,535	$17,607	$16,943	$20,034	$22,505
Portfolio turnover	28%	41%	23%	22%	29%

1	Represents less than $0.005.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Assets and LiabilitiesApril 30, 2021

Assets:
Investment in securities, at value including $3,226,964 of investments in an affiliated holding* (identified cost $174,938,054)	$182,930,583
Cash	521,223
Due from broker (Note 2)	182,275
Income receivable	1,472,091
Income receivable from an affiliated holding	231
Receivable for shares sold	201,953
Total Assets	185,308,356
Liabilities:
Payable for investments purchased	971,934
Payable for shares redeemed	165,237
Payable for variation margin on futures contracts	4,424
Income distribution payable	102,790
Payable for investment adviser fee (Note 5)	1,635
Payable for administrative fee (Note 5)	394
Payable for other service fees (Notes 2 and 5)	7,559
Accrued expenses (Note 5)	60,961
Total Liabilities	1,314,934
Net assets for 19,164,975 shares outstanding	$183,993,422
Net Assets Consist of:
Paid-in capital	$174,335,511
Total distributable earnings (loss)	9,657,911
Total Net Assets	$183,993,422
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($164,458,193 ÷ 17,130,382 shares outstanding), no par value, unlimited shares authorized	$9.60
Service Shares:
Net asset value per share ($19,535,229 ÷ 2,034,593 shares outstanding), no par value, unlimited shares authorized	$9.60

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of OperationsYear Ended April 30, 2021

Investment Income:
Interest	$4,850,880
Dividends received from an affiliated holding*	5,792
TOTAL INCOME	4,856,672
Expenses:
Investment adviser fee (Note 5)	837,942
Administrative fee (Note 5)	133,309
Custodian fees	16,650
Transfer agent fees	105,734
Directors’/Trustees’ fees (Note 5)	1,828
Auditing fees	30,200
Legal fees	10,824
Portfolio accounting fees	91,019
Distribution services fee (Note 5)	47,658
Other service fees (Notes 2 and 5)	77,727
Share registration costs	47,339
Printing and postage	24,821
Miscellaneous (Note 5)	29,060
TOTAL EXPENSES	1,454,111
Waivers and Reimbursements:
Waivers/reimbursements of investment adviser fee (Note 5)	(365,260)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(77,727)
TOTAL WAIVERS AND REIMBURSEMENTS	(442,987)
Net expenses	1,011,124
Net investment income	3,845,548
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $5,362 on sales of investments in an affiliated holding*)	1,824,233
Net realized gain on futures contracts	278,432
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(5,186) on investments in an affiliated holding*)	2,572,515
Net change in unrealized depreciation of futures contracts	275,872
Net realized and unrealized gain (loss) on investments and futures contracts	4,951,052
Change in net assets resulting from operations	$8,796,600

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Statement of Changes in Net Assets

Year Ended April 30	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,845,548	$4,135,741
Net realized gain (loss)	2,102,665	169,633
Net change in unrealized appreciation/depreciation	2,848,387	3,535,133
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,796,600	7,840,507
Distributions to Shareholders:
Institutional Shares	(3,692,432)	(3,691,283)
Service Shares	(427,646)	(452,098)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,120,078)	(4,143,381)
Share Transactions:
Proceeds from sale of shares	102,574,028	78,510,148
Net asset value of shares issued to shareholders in payment of distributions declared	2,728,605	2,534,634
Cost of shares redeemed	(69,534,633)	(62,761,939)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	35,768,000	18,282,843
Change in net assets	40,444,522	21,979,969
Net Assets:
Beginning of period	143,548,900	121,568,931
End of period	$183,993,422	$143,548,900
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Notes to Financial Statements
April 30, 2021
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
Prior to June 29, 2020, the names of the Trust and Fund were Federated Income Securities Trust and Federated Intermediate Corporate Bond Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation
Annual Shareholder Report
28

Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Annual Shareholder Report
29

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $442,987 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended April 30, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$30,069	$(30,069)
Service Shares	47,658	—
TOTAL	$77,727	$(30,069)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,269,816 and $5,825,159, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(115,813)*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$278,432

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$275,872
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 4/30/2021		Year Ended 4/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,249,917	$98,917,127	8,146,109	$75,186,101
Shares issued to shareholders in payment of distributions declared	242,113	2,342,512	230,015	2,136,327
Shares redeemed	(6,918,156)	(66,845,718)	(6,397,217)	(59,231,195)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,573,874	$34,413,921	1,978,907	$18,091,233
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	Year Ended 4/30/2021		Year Ended 4/30/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	377,718	$3,656,901	358,040	$3,324,047
Shares issued to shareholders in payment of distributions declared	39,897	386,093	42,892	398,307
Shares redeemed	(278,034)	(2,688,915)	(380,461)	(3,530,744)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	139,581	$1,354,079	20,471	$191,610
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,713,455	$35,768,000	1,999,378	$18,282,843
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$3,919,249	$4,143,381
Long-term capital gains	$200,829	$—

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of April 30, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$485,439
Net unrealized appreciation	$7,714,152
Undistributed long-term capital gains	$1,458,320
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for deferral of losses on wash sales and mark-to-market on futures contracts.
At April 30, 2021, the cost of investments for federal tax purposes was $174,943,228. The net unrealized appreciation of investments for federal tax purposes was $7,987,355. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,017,178 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,029,823. The amounts presented are inclusive of derivative contracts.
The Fund used capital loss carryforwards of $191,156 to offset capital gains realized during the year ended April 30, 2021.
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34

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2021, the Adviser voluntarily waived $362,857 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2021, the Adviser reimbursed $2,403.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2021, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$47,658	$(47,658)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Other Service Fees
For the year ended April 30, 2021, FSSC received $3,381 and reimbursed $30,069 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.57% and 0.82% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2021, were as follows:
Purchases	$82,893,472
Sales	$45,744,908
7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC
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36

pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2021, the Fund had no outstanding loans. During the year ended April 30, 2021, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the year ended April 30, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended April 30, 2021, the amount of long-term capital gains designated by the Fund was $200,829.
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37

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”) (one of the funds constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Federated Hermes Income Securities Trust) at April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
June 22, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,005.40	$2.83
Service Shares	$1,000	$1,004.10	$4.07
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.97	$2.86
Service Shares	$1,000	$1,020.73	$4.11

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.57%
Service Shares	0.82%
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41

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised seven portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; formerly,
Chairman and CEO, The Collins Group, Inc. (a private equity
firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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43

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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44

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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45

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract–May 2020
FEDERATED INTERMEDIATE CORPORATE BOND FUND (THE “FUND”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and
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Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
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the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
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the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
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Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Intermediate Corporate Bond Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
59

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Intermediate Corporate Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-02 (6/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
April 30, 2021

Share Class | Ticker	A | FTIAX	Institutional | FSTYX
	Service | FSTIX	R6 | FSILX

Federated Hermes Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Short-Term Income Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2021, was 3.56% for Class A Shares, 3.82% for Institutional Shares, 3.41% for Service Shares and 3.72% for R6 Shares. The total return of the Bloomberg Barclays 1-3 Year Government/Credit Index (BB1-3GCI),1 a broad-based securities market index, was 1.02% during the reporting period. The total return of the Lipper Short Investment Grade Debt Funds Average (LSIGDFA),2 a peer group average for the Fund, was 4.83% during the reporting period. The Fund’s and the LSIGDFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BB1-3GCI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BB1-3GCI were: (1) allocations to “out-of-index” sectors like securitized debt (residential and commercial mortgage-backed securities3 and asset-backed securities–“RMBS,” “CMBS” and “ABS,” respectively); (2) a higher allocation to credit-sensitive securities relative to the BB1-3GCI (3) modest allocations to “higher-beta, out-of-index” sectors like high yield,4 bank loans5 and non-agency mortgages and (4) a generally higher effective duration relative to the BB1-3GCI. The use of interest rate derivatives to add interest rate exposure to that provided by the physical portfolio added to overall performance as interest rates decreased during the reporting period.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the BB1-3GCI.
MARKET OVERVIEW
The Fund’s performance for the recently completed fiscal year was most affected by conditions following the occurrence of a virtual global shutdown resulting from the pandemic and the long recovery which followed and is still ongoing. The period began just weeks following the bottom of a severe market dislocation brought on by the onset of the pandemic, where all financial markets suffered levels of volatility not experienced since the global financial crisis more than a decade ago. Short-term markets were particularly affected as investors looked to raise cash at virtually any cost, and used shorter maturity securities to do this, believing the cost of gaining liquidity would be lowest in these markets. The volatility moved central banks and governments across the globe to mobilize support and liquidity mechanisms on a scale even greater than that which occurred during the financial crisis, and with much greater speed. In the U.S., the Federal Reserve (the “Fed”) and Congress enacted support programs amounting to 20 percent of U.S. GDP, and the effects of this massive undertaking, coupled with the launch of vaccines to combat the
Annual Shareholder Report

coronavirus and its variants late in 2020, have since caused markets to settle down and recover the value lost during the period of market dislocation. By April of 2021, the situation had improved to the point where credit spreads had completely recovered from the massive widening of March 2020. Short-term interest rate outcomes were mixed, however, with levels from two-year-and-less maturities remaining low and actually declining over the course of the reporting period, while greater-than-two-years on out rates began to rise in the late summer of 2020 and continued to do so through the end of the reporting period.
sector ALLOCATION
The Fund made no wholesale changes in sector allocation over the reporting period. Both “credit-sensitive” sectors of the Fund, i.e., the corporate debt and asset-backed security allocations in the Fund (the latter not included in the BB1-3GCI), were maintained in an overweight position for the entire reporting period. Positions in Treasury securities were underweighted relative to the BB1-3GCI for the entire period. A modest position in mortgage securities (also not included in the BB1-3GCI), was maintained for the duration of the period, with much of this in “credit” mortgage positions like CMBS and prime U.K. and U.S. non-agency RMBS. The overweight position in corporate securities and structured securities (both RMBS and CMBS, as well as ABS) had a significant positive effect on Fund performance for most of the reporting period following the introduction of wholesale central bank and government support programs, as did the maintenance of other small “out-of-index” positions in high yield bonds and bank loans. As the BB1-3GCI has a majority of its weighting in U.S. government securities, the portfolio was able to contribute 2.37% in excess return during the reporting period from the decision to maintain an overweight position to credit securities over those non-credit sectors which comprise the majority of the benchmark index, though it must be noted that such excess return relative to the BB1-3GCI could also be considered attributable to security selection, as discussed more fully below.
SECURITY SELECTION
With credit markets recovering over the entire course of the reporting period, there were also security-specific contributions to excess return. Furthermore, over the course of the fiscal year, all sectors participated in the general recovery to the point where the portfolio had no securities which contributed a negative excess return, with the overall alpha provided from security selection amounting to 1.11%. As noted above however, when considering security and sector contributions to Fund outperformance, it must be remembered that many of the securities owned in the portfolio are not in the BB1-3GCI (in the case of the Fund, these would consist of ABS, CMBS, RMBS and certain corporate holdings), making it necessary to consider the combination of both sector and security contribution when assessing the efficacy of a portfolio strategy through the use of attribution analysis.
Annual Shareholder Report

Duration/Yield curve
For most of the reporting period, Fund duration6 was maintained at a level approximately equal to that of the BB1-3GCI, but was shortened relative to the index around the fourth quarter of the period. Within the portfolio holdings, a number of securities had maturities longer than those which comprise the index, however, the “yield curve” effect of these longer holdings detracted from performance as rates rose past the two-year point on the curve. Small short positions in longer dated Treasury securities established in the fourth fiscal quarter helped to offset the yield curve detraction a bit (a 0.04% positive contribution), but overall there was a negative excess return of -0.41% from yield curve positioning, which overshadowed the small positive contribution (0.02%) from duration positioning.
1
Please see the footnotes to the line graphs below for definitions of, and further information about, the BB1-3GCI.
2
Please see the footnotes to the line graphs below for definitions of, and further information about, the LSIGDFA.
3
The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
4
High-yield, lower-rated securities generally entail greater market, credit default and liquidity risks, and may be more volatile than investment grade securities.
5
In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivative risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate.
6
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Short-Term Income Fund (the “Fund”) from April 30, 2011 to April 30, 2021, compared to the Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (BB1-3GCI),2 the Fund’s broad-based securities market index, the 0-3 Year Composite Index which consists of 30% BofA Merrill Lynch 1-3 Year U.S. Corporate Index, 30% BofA Merrill Lynch 0-3 Year U.S. Fixed Rate Asset Backed Securities Index, 20% BofA Merrill Lynch 1-3 Year U.S. Treasury & Agency Index and 20% BofA Merrill Lynch 0-3 Year U.S. Mortgage Backed Securities Index (0-3C), 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of April 30, 2021
■ Total returns shown for Class A Shares include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 4/30/2021
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class*	1 Year	5 Years	10 Years
Class A Shares	2.47%	1.78%	1.26%
Institutional Shares	3.82%	2.56%	2.03%
Service Shares	3.41%	2.33%	1.83%
Class R6 Shares[5]	3.72%	2.55%	1.92%
BB1-3GCI	1.02%	1.99%	1.53%
0-3C	2.63%	2.40%	1.95%
LSIGDFA	4.83%	2.38%	1.81%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Effective November 2, 2018, several classes were converted or re-designated. Prior to these changes occurring, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. References herein refer to the new class designations unless otherwise noted.
1
Represents a hypothetical investment of $10,000 in the Fund’s Class A Shares after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund’s performance assumes the reinvestment of all dividends and distributions. The BB1-3GCI, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2
The BB1-3GCI is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years and is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

3
The 0-3C is a blended index of four separate indexes that are produced by Merrill Lynch, Pierce, Fenner & Smith and track various security types. The BofA Merrill Lynch 1-3 Year U.S. Corporate Index is a subset of the BofA Merrill Lynch U.S. Corporate Index (which tracks the performance of U.S. dollar-denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The BofA Merrill Lynch 0-3 Year U.S. Fixed Rate Asset Backed Securities Index is a subset of the BofA Merrill Lynch U.S. Fixed Rate Asset Backed Securities Index (which tracks the performance of U.S. dollar-denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market) and includes all securities with an average life less than three years. The BofA Merrill Lynch 1-3 Year U.S. Treasury & Agency Index is a subset of the BofA Merrill Lynch U.S. Treasury & Agency Index (which tracks the performance of U.S. dollar-denominated U.S. Treasury and non-subordinated U.S. agency debt issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The BofA Merrill Lynch 0-3 Year U.S. Mortgage Backed Securities Index is a subset of the BofA Merrill Lynch U.S. Mortgage Backed Securities Index (which tracks the performance of U.S. dollar-denominated fixed rate and hybrid residential mortgage pass-through securities publicly issued by U.S. agencies in the U.S. domestic market) and includes all securities with an average life less than three years. The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund’s allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4
The Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and are not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
5
The Fund’s R6 Shares commenced operations on January 20, 2017. For the periods prior to the commencement of operations of the R6 Shares, the performance information shown is for Institutional Shares, prior to its re-designation at the close of business on November 2, 2018, for each period, except when the Class R6 Shares net expenses (increased by waivers and reimbursements applicable to Institutional Shares (“Adjusted Expenses”)), exceeds the net expenses paid by Institutional Shares. In those periods, in accordance with SEC guidance, the R6 Shares total return, adjusted downward by the Adjusted Expenses, is shown.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At April 30, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Bonds	43.6%
Asset-Backed Securities	33.5%
Collateralized Mortgage Obligations	3.4%
U.S. Treasuries[3]	2.9%
Commercial Mortgage-Backed Securities	2.2%
Non-Agency Mortgage-Backed Securities[4]	0.8%
Foreign Government/Agency	0.1%
Adjustable Rate Mortgages	0.1%
Mortgage-Backed Securities[5]	0.0%
Derivative Contracts[5,6]	0.0%
High Yield Bond Core Fund	2.2%
Mortgage Core Fund	1.5%
Bank Loan Core Fund	2.0%
Securities Lending Collateral[7]	0.1%
Cash Equivalents[8]	8.2%
Other Assets and Liabilities—Net[9]	(0.6)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
4	For purposes of this table, Mortgage-Backed Securities and Collateralized Mortgage Obligations include adjustable rate mortgage-backed securities guaranteed by GSEs.
5	Represents less than 0.1%.
6
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

7	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
April 30, 2021
Principal Amount or Shares			Value
		CORPORATE BONDS— 43.6%
		Basic Industry - Chemicals— 0.1%
$ 1,110,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 0.697%, 9/15/2022	$1,112,590
		Basic Industry - Metals & Mining— 0.2%
5,000,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	4,975,729
		Capital Goods - Aerospace & Defense— 1.3%
6,830,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	7,024,622
3,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	3,204,672
7,500,000		Leidos, Inc., Unsecd. Note, 144A, 2.950%, 5/15/2023	7,844,475
8,000,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 0.650%, 4/1/2023	7,998,366
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,583,192
		TOTAL	28,655,327
		Capital Goods - Construction Machinery— 0.3%
2,200,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	2,236,199
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,974,411
3,550,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	3,559,570
		TOTAL	7,770,180
		Capital Goods - Diversified Manufacturing— 1.4%
6,550,000		3M Co., Sr. Unsecd. Note, 1.750%, 2/14/2023	6,721,784
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	3,120,641
13,000,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	13,011,989
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,059,125
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	774,794
1,820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	1,806,522
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,500,585
1,585,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,692,324
		TOTAL	31,687,764
		Communications - Cable & Satellite— 0.5%
10,335,000	[1]	Comcast Corp., Sr. Unsecd. Note, 0.813% (3-month USLIBOR +0.630%), 4/15/2024	10,457,236
		Communications - Media & Entertainment— 0.5%
2,940,000	[2]	Alphabet, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2025	2,917,703
870,000		Fox Corp, Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	891,111
3,225,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 0.440% (3-month USLIBOR +0.250%), 9/1/2021	3,227,670
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	5,143,501
		TOTAL	12,179,985
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Communications - Telecom Wireless— 0.8%
$ 7,815,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	$7,815,389
10,000,000	[1,2]	Vodafone Group PLC, Sr. Unsecd. Note, 1.173% (3-month USLIBOR +0.990%), 1/16/2024	10,180,692
		TOTAL	17,996,081
		Communications - Telecom Wirelines— 0.9%
960,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 0.650% (Secured Overnight Financing Rate +0.640%), 3/25/2024	961,608
4,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 1.364% (3-month USLIBOR +1.180%), 6/12/2024	4,087,480
5,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.800%, 3/20/2026	5,085,664
10,300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	10,170,306
		TOTAL	20,305,058
		Consumer Cyclical - Automotive— 2.8%
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/12/2024	1,998,109
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.650%, 9/8/2023	5,030,974
4,285,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	4,275,017
3,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	3,073,391
1,760,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	1,947,806
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.735% (3-month USLIBOR +1.550%), 1/14/2022	3,660,933
2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	2,246,324
2,665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.200%, 3/20/2023	2,887,329
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.800%, 10/15/2025	6,054,509
2,965,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	3,045,204
5,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 0.816% (3-month USLIBOR +0.630%), 9/21/2021	5,005,007
3,200,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.318% (3-month USLIBOR +0.125%), 8/13/2021	3,200,861
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.877% (3-month USLIBOR +0.690%), 1/11/2022	5,021,994
3,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.150%, 5/26/2022	3,030,231
7,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	7,034,431
1,200,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.500%, 9/24/2021	1,210,495
4,020,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	4,121,970
		TOTAL	62,844,585
		Consumer Cyclical - Retailers— 0.3%
1,430,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	1,468,518
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Cyclical - Retailers— continued
$ 4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	$4,002,099
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 3/1/2022	1,025,198
		TOTAL	6,495,815
		Consumer Cyclical - Services— 0.3%
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	1,970,973
1,800,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,839,327
3,555,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	3,831,455
		TOTAL	7,641,755
		Consumer Non-Cyclical - Food/Beverage— 1.5%
7,345,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 0.500%, 5/5/2023	7,345,428
1,500,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	1,497,927
1,390,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 1.199% (3-month USLIBOR +1.010%), 10/17/2023	1,413,530
1,460,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	1,461,337
6,180,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	6,192,039
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,168,278
5,450,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	5,469,722
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	2,005,884
3,385,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	3,576,694
		TOTAL	35,130,839
		Consumer Non-Cyclical - Health Care— 0.7%
4,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.205% (3-month USLIBOR +1.030%), 6/6/2022	4,540,102
6,250,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	6,406,661
4,075,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	4,077,279
		TOTAL	15,024,042
		Consumer Non-Cyclical - Pharmaceuticals— 2.2%
4,705,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,578,880
5,000,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 0.802% (3-month USLIBOR +0.620%), 6/10/2022	5,028,777
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.193% (3-month USLIBOR +1.010%), 12/15/2023	4,611,744
1,770,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	1,772,245
5,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	4,960,566
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	4,122,140
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,505,810
5,255,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 0.750%, 9/29/2023	5,264,575
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,532,723
2,790,000		Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.200%, 9/2/2025	2,761,615
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Pharmaceuticals— continued
$ 9,700,000		Zoetis, Inc., Sr. Unsecd. Note, 4.500%, 11/13/2025	$11,043,234
		TOTAL	50,182,309
		Consumer Non-Cyclical - Products— 0.6%
11,015,000		Procter & Gamble Co., Sr. Unsecd. Note, 0.550%, 10/29/2025	10,933,378
2,615,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,620,923
		TOTAL	13,554,301
		Consumer Non-Cyclical - Tobacco— 0.4%
5,600,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	5,576,325
3,635,000		Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	3,689,940
		TOTAL	9,266,265
		Energy - Independent— 0.8%
9,600,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	9,807,427
5,320,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 1.643% (3-month USLIBOR +1.450%), 8/15/2022	5,282,278
2,675,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 0.750%, 1/15/2024	2,676,402
		TOTAL	17,766,107
		Energy - Integrated— 1.8%
4,050,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.937%, 4/6/2023	4,246,775
5,000,000	[1,2]	Chevron Corp., Sr. Unsecd. Note, 1.143% (3-month USLIBOR +0.950%), 5/16/2021	5,001,678
3,430,000		Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.687%, 8/12/2025	3,392,703
4,565,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	4,667,456
4,740,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	5,105,979
5,780,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	5,786,592
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,855,812
1,675,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	1,747,692
7,000,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/1/2024	7,618,745
		TOTAL	40,423,432
		Energy - Midstream— 0.5%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,639,250
4,200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	4,298,478
6,000,000	[1]	Kinder Morgan, Inc., Sr. Unsecd. Note, 1.463% (3-month USLIBOR +1.280%), 1/15/2023	6,094,064
		TOTAL	12,031,792
		Energy - Oil Field Services— 0.1%
2,380,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,567,747
		Energy - Refining— 1.3%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	9,034,693
12,145,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	12,160,466
6,085,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	6,121,338
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Energy - Refining— continued
$ 2,145,000		Valero Energy Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	$2,230,787
		TOTAL	29,547,284
		Financial Institution - Banking— 12.5%
1,400,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	1,408,577
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,901,178
5,000,000	[1]	Australia & New Zealand Banking Group Ltd New York, Unsecd. Note, 144A, 0.651% (3-month USLIBOR +0.460%), 5/17/2021	5,000,933
2,000,000	[1]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 0.672% (3-month USLIBOR +0.490%), 11/21/2022	2,013,594
9,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 1.175% (3-month USLIBOR +1.000%), 4/24/2023	9,070,416
4,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	4,159,173
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	3,007,083
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,608,862
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	4,224,902
10,000,000		Bank of Montreal, Sr. Unsecd. Note, 0.450%, 12/8/2023	10,011,178
7,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	6,997,723
2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.850%, 1/27/2023	2,055,816
3,880,000	[2]	Bank of Nova Scotia, Sr. Unsecd. Note, 0.550%, 9/15/2023	3,894,313
5,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 1.625%, 5/1/2023	5,123,541
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,286,577
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.500%, 12/14/2023	4,991,430
2,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	2,020,935
3,260,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, Series *, 0.810% (Secured Overnight Financing Rate +0.800%), 3/17/2023	3,289,159
1,920,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.880% (Secured Overnight Financing Rate +0.870%), 11/4/2022	1,926,978
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 0.981%, 5/1/2025	5,018,533
3,000,000	[2]	Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	2,952,491
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	3,110,283
1,945,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	1,985,455
3,450,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	3,602,755
4,170,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 0.907% (3-month USLIBOR +0.730%), 6/11/2021	4,170,534
7,000,000		Credit Suisse AG of New York, Sr. Unsecd. Note, 0.495%, 2/2/2024	6,947,727
760,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 1.800%, 1/30/2023	779,012
6,285,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	6,396,798
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 4,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.450%, 3/8/2023	$3,999,244
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.925% (3-month USLIBOR +0.750%), 2/23/2023	2,016,020
5,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.965% (3-month USLIBOR +0.780%), 10/31/2022	5,013,973
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 0.627%, 11/17/2023	2,503,761
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.188% (3-month USLIBOR +1.000%), 5/18/2024	10,105,919
7,835,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	7,786,003
2,145,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	2,163,591
1,610,000		Huntington National Bank, Sr. Unsecd. Note, 1.800%, 2/3/2023	1,651,070
1,100,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	1,127,172
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	4,928,188
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	10,194,888
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.798% (3-month USLIBOR +0.610%), 5/18/2022	3,018,045
5,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	5,015,341
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.529%, 1/25/2024	2,999,045
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.731%, 4/5/2024	3,007,965
4,345,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.710% (Secured Overnight Financing Rate +0.700%), 1/20/2023	4,356,852
705,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	704,546
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	1,857,544
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	903,343
1,470,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.720% (Secured Overnight Financing Rate +0.710%), 12/9/2022	1,479,834
2,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	2,528,610
4,120,000		National Australia Bank Ltd., Sr. Unsecd. Note, 1.875%, 12/13/2022	4,228,214
7,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	7,715,671
9,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, 0.615% (3-month USLIBOR +0.430%), 12/9/2022	9,020,654
1,310,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	1,315,718
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,940,481
3,260,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	3,403,110
4,630,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	4,966,500
5,000,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.425%, 1/19/2024	4,986,245
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.905% (3-month USLIBOR +0.730%), 2/1/2022	4,019,933
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 2,915,000		Royal Bank of Canada, Sr. Unsecd. Note, Series MTN, 0.500%, 10/26/2023	$2,921,624
8,000,000		Societe Generale SA, 144A, 1.488%, 12/14/2026	7,919,858
4,250,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	4,236,660
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,181,669
1,605,000		State Street Corp., Sr. Unsecd. Note, Series WI, 2.825%, 3/30/2023	1,641,671
905,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	903,550
5,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	5,004,559
6,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.607% (3-month USLIBOR +0.430%), 6/11/2021	6,002,775
3,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.765% (3-month USLIBOR +0.590%), 8/2/2022	3,004,185
3,200,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	3,280,549
8,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 0.377% (Secured Overnight Financing Rate +0.360%), 2/9/2024	8,004,408
2,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 1.750%, 4/21/2022	2,026,273
2,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.082%, 9/9/2022	2,012,636
5,000,000	[1]	Westpac Banking Corp., Sr. Unsecd. Note, 0.757% (3-month USLIBOR +0.570%), 1/11/2023	5,038,274
		TOTAL	285,092,127
		Financial Institution - Broker/Asset Mgr/Exchange— 0.2%
5,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 0.605% (3-month USLIBOR +0.430%), 11/1/2021	5,009,798
		Financial Institution - Finance Companies— 0.8%
6,195,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	6,078,170
1,820,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	1,857,733
1,430,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,568,009
8,745,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	8,679,991
		TOTAL	18,183,903
		Financial Institution - Insurance - Health— 0.4%
5,000,000		Anthem, Inc., Sr. Unsecd. Note, 0.450%, 3/15/2023	5,008,724
2,760,000		CIGNA Corp., Sr. Unsecd. Note, 0.613%, 3/15/2024	2,758,932
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	2,019,043
		TOTAL	9,786,699
		Financial Institution - Insurance - Life— 1.9%
6,000,000		AIG Global Funding, Sec. Fac. Bond, 144A, 0.900%, 9/22/2025	5,923,033
2,270,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	2,287,137
5,000,000	[2]	Met Life Glob Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	4,984,267
1,190,000		Met Life Glob Funding I, Sr. Secd. Note, 144A, 2.650%, 4/8/2022	1,216,785
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Insurance - Life— continued
$ 1,250,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	$1,280,899
4,000,000		Met Life Real Estate Investments, Sec. Fac. Bond, 144A, 3.450%, 10/9/2021	4,056,520
3,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 0.400%, 10/21/2023	2,998,680
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.702% (3-month USLIBOR +0.520%), 6/10/2022	3,015,550
2,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	2,377,725
4,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	4,008,924
10,370,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	10,357,742
		TOTAL	42,507,262
		Financial Institution - Insurance - P&C— 0.4%
7,635,000		Allstate Corp., Sr. Unsecd. Note, 0.750%, 12/15/2025	7,575,219
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 1.093% (3-month USLIBOR +0.910%), 7/15/2027	910,214
		TOTAL	8,485,433
		Technology— 1.5%
6,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	6,060,046
3,270,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	3,336,833
4,165,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	4,307,840
1,430,000		Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	1,613,914
2,500,000		Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	2,723,533
2,985,000		Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	3,502,568
4,545,000	[1]	Equifax, Inc., Sr. Unsecd. Note, Series FRN, 1.063% (3-month USLIBOR +0.870%), 8/15/2021	4,554,225
2,650,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 0.375%, 3/1/2023	2,646,341
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	2,096,900
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,709,644
1,535,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	1,591,733
		TOTAL	35,143,577
		Transportation - Airlines— 0.3%
5,385,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	5,825,762
		Transportation - Services— 0.5%
2,555,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	2,531,632
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	3,110,221
2,560,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,757,341
820,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	824,145
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Transportation - Services— continued
$ 3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	$3,238,426
		TOTAL	12,461,765
		Utility - Electric— 4.4%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,539,128
4,670,000	[1]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 0.655% (3-month USLIBOR +0.480%), 11/1/2023	4,675,978
2,810,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	3,030,288
7,585,000	[1]	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 0.684% (3-month USLIBOR +0.500%), 3/2/2023	7,587,067
5,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 0.600% (3-month USLIBOR +0.400%), 6/25/2021	5,002,928
6,755,000	[1]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 0.713% (3-month USLIBOR +0.530%), 9/15/2023	6,761,627
4,920,000	[1]	Duke Energy Progress LLC, Sr. Unsecd. Note, Series A, 0.368% (3-month USLIBOR +0.180%), 2/18/2022	4,919,614
8,620,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	8,490,703
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	3,091,271
5,040,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	5,422,842
2,370,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 0.564% (3-month USLIBOR +0.380%), 7/28/2023	2,370,103
3,385,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.750%, 1/21/2022	3,418,860
5,005,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.452% (3-month USLIBOR +0.270%), 2/22/2023	5,005,763
1,430,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.550% (Secured Overnight Financing Rate +0.540%), 3/1/2023	1,434,637
1,565,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.750%, 5/1/2025	1,670,114
6,155,000		Oncor Electric Delivery Co. LLC, Sec. Fac. Bond, 144A, 0.550%, 10/1/2025	6,005,018
7,145,000	[1]	PPL Electric Utilities Corp., Term Loan - 1st Lien, 0.443% (3-month USLIBOR +0.250%), 9/28/2023	7,148,448
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,552,432
5,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	4,992,914
8,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	8,012,588
4,120,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	4,190,078
3,860,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	3,869,675
		TOTAL	100,192,076
		Utility - Natural Gas— 1.2%
2,775,000	[1]	Enbridge, Inc., Sr. Unsecd. Note, 0.413% (Secured Overnight Financing Rate +0.400%), 2/17/2023	2,779,268
5,000,000		Enbridge, Inc., Sr. Unsecd. Note, 4.000%, 10/1/2023	5,356,567
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	8,062,355
10,000,000		ONE Gas, Inc., Sr. Unsecd. Note, 1.100%, 3/11/2024	10,006,775
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Natural Gas— continued
$ 1,520,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 0.625%, 4/28/2023	$1,520,502
		TOTAL	27,725,467
		Utility - Natural Gas Distributor— 0.2%
3,830,000	[1]	Southern California Gas Co., Sr. Unsecd. Note, 0.533% (3-month USLIBOR +0.350%), 9/14/2023	3,830,493
		TOTAL CORPORATE BONDS (IDENTIFIED COST $978,369,587)	991,860,585
		ASSET-BACKED SECURITIES— 33.5%
		Auto Receivables— 17.9%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,110,599
4,898,177		AmeriCredit Automobile Receivables Trust 2018-1, Class B, 3.260%, 1/18/2024	4,934,530
3,000,000		AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	3,075,197
2,000,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	2,070,017
1,760,000		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	1,777,615
2,000,000		AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	2,021,332
5,100,000		AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	5,100,164
4,500,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 0.434% (1-month USLIBOR +0.320%), 5/15/2023	4,508,318
3,000,000		Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	3,008,738
3,250,000		Canadian Pacer Auto Receivable 2018-2A, Class B, 3.630%, 1/19/2024	3,300,417
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class B, 2.000%, 7/21/2025	4,323,094
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class C, 2.490%, 5/19/2026	4,334,217
5,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	5,110,384
5,000,000		Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	5,008,329
7,000,000		Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	7,025,135
100,828		Drive Auto Receivables Trust 2019-4, Class A3, 2.160%, 5/15/2023	101,139
6,000,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	6,208,934
4,280,000		Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	4,293,467
1,900,000		Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,969,294
6,000,000		Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	6,056,868
2,825,000		Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	2,879,767
4,750,000		Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	4,795,901
3,175,000		Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	3,241,540
2,400,000		Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	2,402,211
1,900,000		Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	1,901,306
2,000,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	2,059,391
4,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	4,120,693
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 2,000,000	Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	$2,060,272
3,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	3,001,331
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	3,045,161
6,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	6,077,884
5,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	5,128,954
3,804,000	General Motors 2019-2, Class C, 3.300%, 4/15/2026	4,016,234
3,000,000	General Motors 2020-1, Class B, 1.030%, 8/15/2025	3,004,546
1,500,000	General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,513,155
5,500,000	General Motors 2020-2, Class A, 0.690%, 10/15/2025	5,531,332
2,750,000	General Motors 2020-2, Class B, 0.960%, 10/15/2025	2,762,058
1,500,000	General Motors 2020-2, Class C, 1.310%, 10/15/2025	1,500,375
2,000,000	GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	2,022,611
2,625,000	GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	2,719,350
10,000,000	GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	10,196,893
4,250,000	GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	4,258,700
2,900,000	GM Financial Securitized Term 2018-1, Class C, 2.770%, 7/17/2023	2,947,206
3,000,000	GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,118,108
2,000,000	GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	1,992,854
1,750,000	GM Financial Securitized Term 2020-3, Class C, 1.370%, 1/16/2026	1,788,265
1,100,000	GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,129,286
5,000,000	GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	5,007,907
6,685,000	Great America Leasing Receivables 2020-1 old, Class C, 2.120%, 2/15/2027	6,823,513
5,000,000	Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,123,874
1,356,234	Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	1,364,624
2,893,669	Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	2,941,339
499,189	Honda Auto Receivables Owner Trust 2019-3, Class A2, 1.900%, 4/15/2022	500,426
4,000,000	Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	4,045,109
3,000,000	Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	3,065,151
2,000,000	Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	2,018,724
4,000,000	Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	4,154,722
1,500,000	Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	1,555,355
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 2,000,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	$2,086,589
2,000,000		Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	2,023,692
3,999,114		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,009,970
4,000,000	[1]	NextGear Floorplan Master Owner Trust 2018-2A, Class A1, 0.714% (1-month USLIBOR +0.600%), 10/15/2023	4,013,246
4,350,000		NextGear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	4,394,632
7,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	7,068,104
6,000,000	[1]	Nissan Master Owner Trust Receivables 2019-B, Class A, 0.544% (1-month USLIBOR +0.430%), 11/15/2023	6,021,526
3,750,000		Santander Consumer Auto Receivables 2021-AA, Class B, 0.710%, 8/17/2026	3,735,211
540,000		Santander Consumer Auto Receivables 2021-AA, Class C, 1.030%, 11/16/2026	537,171
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	2,032,807
4,000,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	4,086,067
7,000,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	7,232,204
3,275,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	3,392,499
12,000,000		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	12,218,344
3,165,000		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	3,214,454
15,000,000		Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	14,991,664
4,530,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	4,661,652
6,500,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	6,707,620
2,250,000		Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	2,262,241
6,750,000		Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	6,896,534
5,000,000		Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	5,012,575
902,064		Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	913,517
10,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	10,038,810
4,870,000		Tesla Auto Lease Trust 2020-A, Class C, 1.680%, 2/20/2024	4,928,339
6,330,000		Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	6,341,125
9,000,000		Toyota Auto Loan Extended Note 2019-1A, Class A, 2.560%, 11/25/2031	9,543,636
3,505,195		Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	3,557,898
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 2,000,000		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	$2,024,623
5,000,000		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	5,022,910
4,000,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	4,069,804
3,000,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	3,085,407
8,625,000		Volvo Financial Equipment LLC 2020-1A, Class A4, 0.600%, 3/15/2028	8,589,787
2,000,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,016,198
1,000,000		World Omni Auto Receivables Trust 2018-B, Class B, 3.170%, 1/15/2025	1,027,063
3,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	3,003,674
4,000,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	4,018,579
4,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	4,065,387
4,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	4,064,040
5,000,000		World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	5,055,336
6,000,000		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	6,073,936
1,656,943		World Omni Select Auto Trust 2020-A, Class A2, 0.470%, 6/17/2024	1,661,558
3,000,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	2,997,559
3,750,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	3,805,243
		TOTAL	407,657,147
		Credit Card— 5.3%
9,914,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 0.664% (1-month USLIBOR +0.550%), 12/15/2025	10,011,367
3,000,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 0.684% (1-month USLIBOR +0.570%), 2/17/2026	3,009,981
13,000,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	13,167,394
8,000,000		Bank of America Credit Card Trust 2019-A1, Class A1, 1.740%, 1/15/2025	8,171,099
10,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 0.444% (1-month USLIBOR +0.330%), 7/15/2024	10,022,210
3,700,000		Capital One Multi-Asset Execution Trust 2019-A2, Class A2, 1.720%, 8/15/2024	3,776,891
6,000,000	[1]	Cards II Trust 2019-1A, Class A, 0.504% (1-month USLIBOR +0.390%), 5/15/2024	6,007,825
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.450% (1-month USLIBOR +0.340%), 6/7/2025	7,032,629
5,000,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.474% (1-month USLIBOR +0.360%), 4/15/2025	5,029,191
13,800,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 0.504% (1-month USLIBOR +0.390%), 3/15/2026	13,845,866
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Credit Card— continued
$ 3,000,000		Evergreen Credit Card Trust 2019-3, Class B, 2.360%, 10/16/2023	$3,031,297
3,000,000		Evergreen Credit Card Trust 2019-3, Class C, 2.710%, 10/16/2023	3,034,642
1,900,000		Evergreen Credit Card Trust Series 2019-2 C, Class C, 2.620%, 9/15/2024	1,958,576
6,000,000	[1]	First National Master Note Trust 2018-1, Class A, 0.574% (1-month USLIBOR +0.460%), 10/15/2024	6,017,133
7,700,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 0.634% (1-month USLIBOR +0.520%), 7/15/2024	7,745,460
1,500,000	[1]	Master Credit Card Trust 2018-1A, Class A, 0.603% (1-month USLIBOR +0.490%), 7/21/2024	1,512,120
4,500,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	4,657,352
1,832,000		Master Credit Card Trust 2020-1A, Class B, 2.270%, 9/21/2024	1,825,131
5,250,000		Master Credit Card Trust 2020-1A, Class C, 2.590%, 9/21/2024	5,235,255
4,900,000		Trillium Credit Card Trust II 2020-1A, Class C, 2.628%, 12/26/2024	4,942,968
		TOTAL	120,034,387
		Equipment Lease— 3.8%
4,000,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	4,192,477
4,000,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	4,175,346
5,000,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	5,105,600
3,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	3,061,709
3,250,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	3,317,016
2,500,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	2,685,882
1,000,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	1,008,931
1,500,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	1,533,435
6,000,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	6,007,440
4,750,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	4,912,686
5,000,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	5,143,306
1,000,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	1,016,265
3,700,000		Great America Leasing Receivables 2018-1, Class C, 3.140%, 6/16/2025	3,750,875
4,000,000		Great America Leasing Receivables 2019-1, Class C, 3.540%, 2/17/2026	4,190,924
860,000		Great America Leasing Receivables 2020-1, Class A3, 1.760%, 8/15/2023	874,505
2,085,000		Great America Leasing Receivables 2021-1, Class C, 0.920%, 12/15/2027	2,071,183
1,250,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	1,280,967
7,000,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	7,076,474
3,500,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	3,578,576
5,000,000		HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	4,993,781
410,639		Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	412,262
2,000,000		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	2,044,842
2,754,069		Kubota Credit Owner Trust 2020-2A, Class A2, 0.410%, 6/15/2023	2,760,462
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Equipment Lease— continued
$ 3,178,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	$3,171,810
3,650,000		Volvo Financial Equipment LLC 2019-1A, Class B, 3.260%, 1/16/2024	3,756,730
4,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 0.634% (1-month USLIBOR +0.520%), 7/17/2023	4,008,261
		TOTAL	86,131,745
		Home Equity Loan— 0.0%
7,879	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.594% (1-month USLIBOR +0.480%), 1/15/2028	6,851
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	229,371
328,248	[3]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	236,222
		Other— 6.5%
1,267,380		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	1,267,443
2,300,000		Chesapeake Funding II LLC 2018-1A, Class C, 3.570%, 4/15/2030	2,325,086
2,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	2,049,454
2,000,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	2,069,881
3,800,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,962,805
1,000,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/16/2032	1,011,665
1,000,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/16/2032	1,038,909
1,950,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,952,920
2,000,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	2,002,611
301,078		Enterprise Fleet Financing LLC 2018-2, Class A2, 3.140%, 2/20/2024	302,724
5,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	5,202,055
5,100,000		Enterprise Fleet Financing LLC 2020-1, Class A3, 1.860%, 12/22/2025	5,271,109
1,151,442	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.786% (1-month USLIBOR +0.680%), 10/25/2035	1,144,560
4,757,239		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	4,901,787
5,279,661		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	5,328,141
4,048,018		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	4,091,696
2,400,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class B, 0.856% (1-month USLIBOR +0.750%), 5/25/2024	2,406,350
2,270,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class D, 1.556% (1-month USLIBOR +1.450%), 5/25/2024	2,275,674
4,000,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.056% (1-month USLIBOR +0.950%), 7/25/2025	4,028,566
3,480,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class C, 2.256% (1-month USLIBOR +2.150%), 7/25/2025	3,523,938
1,318,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class D, 3.006% (1-month USLIBOR +2.900%), 7/25/2025	1,317,984
4,250,000		PFS Financing Corp. 2018-F, Class B, 3.770%, 10/15/2023	4,323,072
3,000,000	[1]	PFS Financing Corp. 2019-B, Class A, 0.664% (1-month USLIBOR +0.550%), 9/15/2023	3,019,059
2,300,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,361,057
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 5,000,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	$5,059,933
6,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	6,101,242
3,120,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	3,149,564
1,525,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	1,550,621
5,000,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	5,009,490
2,000,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	2,005,522
1,510,220		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	1,575,936
3,567,601		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	3,601,187
145,449	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.706% (1-month USLIBOR +0.600%), 11/25/2027	145,858
303,783	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 0.806% (1-month USLIBOR +0.700%), 3/26/2040	305,028
244,045	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 0.606% (1-month USLIBOR +0.500%), 11/26/2040	244,615
247,347	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 0.456% (1-month USLIBOR +0.350%), 2/25/2042	246,620
220,073		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	221,505
816,757		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	827,568
3,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	3,053,495
1,522,478	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 0.856% (1-month USLIBOR +0.750%), 9/25/2056	1,513,471
22,750		Verizon Owner Trust 2018-1A, Class A1A, 2.820%, 9/20/2022	22,888
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,168,314
2,000,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	2,036,981
2,500,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	2,547,246
3,000,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	3,064,493
7,500,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	7,737,028
4,250,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	4,369,656
6,500,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	6,551,808
10,200,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	10,246,463
4,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	4,022,552
		TOTAL	148,557,630
		Rate Reduction Bond— 0.0%
285,984		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	291,254
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $754,191,563)	762,908,385
		COLLATERALIZED MORTGAGE OBLIGATIONS— 3.4%
		Federal Home Loan Mortgage Corporation— 2.5%
423		Federal Home Loan Mortgage Corp. REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	437
6,346		Federal Home Loan Mortgage Corp. REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	7,046
24,392		Federal Home Loan Mortgage Corp. REMIC, Series 2647, Class A, 3.250%, 4/15/2032	25,877
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$ 18,718		Federal Home Loan Mortgage Corp. REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	$19,427
10,920		Federal Home Loan Mortgage Corp. REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	11,440
508,370	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3117, Class FE, 0.414% (1-month USLIBOR +0.300%), 2/15/2036	510,256
55,798	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 0.574% (1-month USLIBOR +0.460%), 2/15/2034	56,352
152,589	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 0.514% (1-month USLIBOR +0.400%), 7/15/2036	153,725
70,942	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 0.864% (1-month USLIBOR +0.750%), 7/15/2036	72,363
272,258	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 1.024% (1-month USLIBOR +0.910%), 7/15/2037	278,807
7,068,431	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class F, 0.444% (1-month USLIBOR +0.330%), 4/15/2041	7,102,785
10,678,983	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 5031, Class FB, 0.310% (Secured Overnight Financing Rate +0.300%), 4/25/2041	10,698,243
10,330,354		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	10,363,887
9,999,066	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 0.371% (1-month USLIBOR +0.260%), 11/25/2030	9,999,066
17,500,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF97, Class AS, 0.264% (30-DAY AVERAGE SOFR +0.250%), 12/25/2030	17,518,746
88,690		Federal Home Loan Mortgage Corp. REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	109,159
		TOTAL	56,927,616
		Federal National Mortgage Association— 0.6%
16		Federal National Mortgage Association REMIC, Series 1991-141, Class PZ, 8.000%, 10/25/2021	17
1,861		Federal National Mortgage Association REMIC, Series 1992-162, Class D, 7.000%, 9/25/2022	1,926
1,144		Federal National Mortgage Association REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	1,191
2,857	[1]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.748% (10-year Constant Maturity Treasury +48.285%), 7/25/2023	3,015
304	[1]	Federal National Mortgage Association REMIC, Series 1993-179, Class FO, 4.000% (3-month Constant Maturity Treasury +0.700%), 10/25/2023	313
53,313		Federal National Mortgage Association REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	58,599
31,774	[1]	Federal National Mortgage Association REMIC, Series 2002-52, Class FG, 0.606% (1-month USLIBOR +0.500%), 9/25/2032	32,086
5,710		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	6,026
124,179	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 0.536% (1-month USLIBOR +0.430%), 6/25/2036	125,210
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— continued
$ 610,363	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 0.556% (1-month USLIBOR +0.450%), 7/25/2037	$616,466
78,406	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.106% (1-month USLIBOR +1.000%), 6/25/2037	80,538
9,273	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 0.906% (1-month USLIBOR +0.800%), 5/25/2039	9,293
13,170	[1]	Federal National Mortgage Association REMIC, Series 2009-63, Class FB, 0.606% (1-month USLIBOR +0.500%), 8/25/2039	13,331
175,175	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 0.956% (1-month USLIBOR +0.850%), 4/25/2037	179,404
266,770	[1]	Federal National Mortgage Association REMIC, Series 2010-74, Class AF, 0.646% (1-month USLIBOR +0.540%), 7/25/2037	270,223
228,565	[1]	Federal National Mortgage Association REMIC, Series 2011-17, Class FP, 0.556% (1-month USLIBOR +0.450%), 3/25/2041	229,771
1,561,576	[1]	Federal National Mortgage Association REMIC, Series 2012-1, Class PF, 0.506% (1-month USLIBOR +0.400%), 2/25/2042	1,572,872
4,681,225	[1]	Federal National Mortgage Association REMIC, Series 2016-24, Class FG, 0.456% (1-month USLIBOR +0.350%), 5/25/2046	4,707,081
1,127,597	[1]	Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 0.456% (1-month USLIBOR +0.350%), 4/25/2047	1,130,874
5,612,555	[1]	Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 0.406% (1-month USLIBOR +0.300%), 10/25/2060	5,624,953
13		Federal National Mortgage Association REMIC, Series G92-44, Class ZQ, 8.000%, 7/25/2022	13
619		Federal National Mortgage Association REMIC, Series G92-54, Class ZQ, 7.500%, 9/25/2022	632
		TOTAL	14,663,834
		Government National Mortgage Association— 0.3%
2,581,861	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 0.648% (1-month USLIBOR +0.540%), 7/20/2063	2,593,033
3,344,315	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 0.658% (1-month USLIBOR +0.550%), 7/20/2063	3,356,789
		TOTAL	5,949,822
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $77,440,230)	77,541,272
		U.S. TREASURIES— 2.9%
		U.S. Treasury Notes— 2.9%
10,000,000	[1]	United States Treasury Floating Rate Notes, 0.320% (91-day T-Bill +0.300%), 5/4/2021	10,014,127
40,000,000		United States Treasury Note, 2.125%, 2/29/2024	42,053,532
12,000,000	[4]	United States Treasury Note, 2.500%, 2/28/2026	12,962,390
		TOTAL U.S. TREASURIES (IDENTIFIED COST $61,874,870)	65,030,049
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 2.2%
		Commercial Mortgage— 2.2%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.364% (1-month USLIBOR +1.250%), 7/15/2035	4,998,441
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES— continued
		Commercial Mortgage— continued
$ 10,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 1.514% (1-month USLIBOR +1.400%), 11/15/2036	$10,006,247
4,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.145% (1-month USLIBOR +1.030%), 12/19/2030	4,000,014
8,550,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 1.465% (1-month USLIBOR +1.350%), 12/19/2030	8,544,672
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	12,504,404
4,849,803	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.900% (1-month USLIBOR +0.790%), 4/10/2046	4,905,091
4,545,770	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.315% (1-month USLIBOR +1.200%), 6/15/2045	4,564,109
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $48,846,539)	49,522,978
		NON-AGENCY MORTGAGE-BACKED SECURITIES— 0.8%
		Non-Agency Mortgage— 0.8%
123,649		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 0.302%, 9/25/2034	110,105
395,425		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	395,326
866,565		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	864,673
4,361		Banc of America Mortgage Securities 2003-B, Class 2A2, 3.674%, 3/25/2033	4,382
4,191		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	4,304
46,390		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	49,840
3,296,668	[1]	Gosforth Funding PLC 2018-1A, Class A1, 0.637% (3-month USLIBOR +0.450%), 8/25/2060	3,301,897
4,000,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	4,102,916
966,103		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	964,445
6,776,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 0.576% (3-month USLIBOR +0.390%), 1/21/2070	6,786,571
261,332	[1]	Washington Mutual 2006-AR15, Class 1A, 0.981% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	236,171
289,012	[1]	Washington Mutual 2006-AR17, Class 1A, 1.080% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	263,301
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,033,695)	17,083,931
		FOREIGN GOVERNMENTS/AGENCY— 0.1%
		Supranational— 0.1%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,999,518)	3,024,000
	[1]	ADJUSTABLE RATE MORTGAGES— 0.1%
		Federal Home Loan Mortgage Corporation— 0.0%
233,499		FHLMC ARM, 2.356%, 3/1/2033	245,280
1,674		FHLMC ARM, 5.343%, 11/1/2030	1,822
		TOTAL	247,102
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES— continued
		Federal National Mortgage Association— 0.1%
$ 128,948		FNMA ARM, 1.660%, 5/1/2040	$131,778
20,739		FNMA ARM, 1.660%, 5/1/2040	21,201
299,705		FNMA ARM, 1.710%, 8/1/2033	303,094
12,374		FNMA ARM, 2.252%, 10/1/2027	12,522
105,416		FNMA ARM, 2.283%, 4/1/2028	106,869
197,837		FNMA ARM, 2.445%, 5/1/2034	204,802
		TOTAL	780,266
		Government National Mortgage Association— 0.0%
491		GNMA ARM, 3.000%, 1/20/2022	492
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,010,779)	1,027,860
		MORTGAGE-BACKED SECURITIES— 0.0%
		Federal Home Loan Mortgage Corporation— 0.0%
303		Federal Home Loan Mortgage Corp., Pool C90493, 6.500%, 11/1/2021	306
		Federal National Mortgage Association— 0.0%
39,084		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	46,224
		Government National Mortgage Association— 0.0%
3,302		Government National Mortgage Association, Pool 354754, 7.500%, 2/15/2024	3,472
3,465		Government National Mortgage Association, Pool 423843, 8.500%, 8/15/2026	3,865
		TOTAL	7,337
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $48,519)	53,867
		INVESTMENT COMPANIES— 14.0%
4,601,452		Bank Loan Core Fund	44,404,012
2,972,550		Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[5]	2,972,550
187,368,785		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5]	187,406,259
7,849,472		High Yield Bond Core Fund	49,922,639
3,450,379		Mortgage Core Fund	34,331,273
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $317,394,217)	319,036,733
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $2,259,209,517)[6]	2,287,089,660
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[7]	(12,817,660)
		TOTAL NET ASSETS—100%	$2,274,272,000
Annual Shareholder Report

At April 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[8]United States Treasury Notes 10-Year Short Futures	100	$13,203,125	June 2021	$79,463
[8]United States Treasury Notes 5-Year Short Futures	100	$12,393,750	June 2021	$9,941
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$89,404
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2021, were as follows:
Affiliates	Value as of 4/30/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$17,811,184	$24,390,966	$—
Federated Hermes Government Obligations Fund*	$210,630	$26,970,838	$(24,208,918)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$160,967,045	$838,265,643	$(811,840,669)
High Yield Bond Core Fund	$19,276,049	$27,565,273	$—
Mortgage Core Fund	$34,138,290	$875,554	$—
TOTAL OF AFFILIATED TRANSACTIONS	$232,403,198	$918,068,274	$(836,049,587)
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2021	Shares Held as of 4/30/2021	Dividend Income
$2,201,862	$—	$44,404,012	4,601,452	$1,390,966
N/A	N/A	$2,972,550	2,972,550	$16,689
$(68,963)	$83,203	$187,406,259	187,368,785	$569,272
$3,081,317	$—	$49,922,639	7,849,472	$2,065,272
$(682,571)	$—	$34,331,273	3,450,379	$875,554
$4,531,645	$83,203	$319,036,733	206,242,638	$4,917,753
Annual Shareholder Report

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $2,260,746,490.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$991,860,585	$—	$991,860,585
Asset-Backed Securities	—	762,908,385	0	762,908,385
Collateralized Mortgage Obligations	—	77,541,272	—	77,541,272
U.S. Treasuries	—	65,030,049	—	65,030,049
Commercial Mortgage-Backed Securities	—	49,522,978	—	49,522,978
Non-Agency Mortgage-Backed Securities	—	17,083,931	—	17,083,931
Foreign Governments/Agency	—	3,024,000	—	3,024,000
Adjustable Rate Mortgages	—	1,027,860	—	1,027,860
Mortgage-Backed Securities	—	53,867	—	53,867
Investment Companies	319,036,733	—	—	319,036,733
TOTAL SECURITIES	$319,036,733	$1,968,052,927	$0	$2,287,089,660
Other Financial Instruments:[1]
Assets	$89,404	$—	$—	$89,404
TOTAL OTHER FINANCIAL INSTRUMENTS	$89,404	$—	$—	$89,404

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.52	$8.49	$8.44	$8.51	$8.50
Income From Investment Operations:
Net investment income (loss)	0.11	0.18	0.17	0.11	0.07
Net realized and unrealized gain (loss)	0.20	0.03	0.05	(0.07)	0.01
Total From Investment Operations	0.31	0.21	0.22	0.04	0.08
Less Distributions:
Distributions from net investment income	(0.12)	(0.18)	(0.17)	(0.11)	(0.07)
Distributions from net realized gain	(0.01)	—	—	—	—
Total Distributions	(0.13)	—	—	—	—
Net Asset Value, End of Period	$8.70	$8.52	$8.49	$8.44	$8.51
Total Return[1]	3.56%	2.44%	2.59%	0.47%	0.95%
Ratios to Average Net Assets:
Net expenses[2]	0.62%	0.79%	0.96%	1.11%	1.10%
Net investment income	1.23%	2.05%	1.99%	1.28%	0.82%
Expense waiver/reimbursement[3]	0.09%	0.08%	0.14%	0.28%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$632,973	$91,446	$86,807	$52,740	$59,738
Portfolio turnover	20%	39%	40%	28%	34%

1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights – Institutional Shares1
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.52	$8.49	$8.44	$8.51	$8.50
Income From Investment Operations:
Net investment income (loss)	0.14	0.21	0.22	0.17	0.13
Net realized and unrealized gain (loss)	0.19	0.03	0.05	(0.07)	0.01
Total From Investment Operations	0.33	0.24	0.27	0.10	0.14
Less Distributions:
Distributions from net investment income	(0.14)	(0.21)	(0.22)	(0.17)	(0.13)
Distributions from net realized gain	(0.01)	—	—	—	—
Total Distributions	(0.15)	(0.21)	(0.22)	(0.17)	(0.13)
Net Asset Value, End of Period	$8.70	$8.52	$8.49	$8.44	$8.51
Total Return[2]	3.82%	2.87%	3.21%	1.22%	1.71%
Ratios to Average Net Assets:
Net expenses[3]	0.37%	0.37%	0.37%	0.36%	0.35%
Net investment income	1.57%	2.47%	2.59%	2.04%	1.57%
Expense waiver/reimbursement[4]	0.11%	0.10%	0.14%	0.27%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,131,124	$960,898	$844,119	$438,235	$403,852
Portfolio turnover	20%	39%	40%	28%	34%

1	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights – Service Shares1
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.52	$8.48	$8.44	$8.51	$8.50
Income From Investment Operations:
Net investment income (loss)	0.11	0.19	0.20	0.16	0.12
Net realized and unrealized gain (loss)	0.18	0.04	0.04	(0.07)	0.01
Total From Investment Operations	0.29	0.23	0.24	0.09	0.13
Less Distributions:
Distributions from net investment income	(0.11)	(0.19)	(0.20)	(0.16)	(0.12)
Distributions from net realized gain	(0.01)	—	—	—	—
Total Distributions	(0.12)	—	—	—	—
Net Asset Value, End of Period	$8.69	$8.52	$8.48	$8.44	$8.51
Total Return[2]	3.41%	2.70%	2.89%	1.09%	1.57%
Ratios to Average Net Assets:
Net expenses[3]	0.65%	0.65%	0.57%	0.48%	0.49%
Net investment income	1.30%	2.19%	2.37%	1.91%	1.46%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.11%	0.20%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$304,881	$337,987	$372,876	$417,673	$478,362
Portfolio turnover	20%	39%	40%	28%	34%

1
Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.

2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,				Period Ended 4/30/2017[1]
	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.53	$8.49	$8.45	$8.51	$8.49
Income From Investment Operations:
Net investment income (loss)	0.14	0.21	0.22	0.17	0.07
Net realized and unrealized gain (loss)	0.18	0.04	0.04	(0.06)	(0.01)
Total From Investment Operations	0.32	0.25	0.26	0.11	0.06
Less Distributions:
Distributions from net investment income	(0.14)	(0.21)	(0.22)	(0.17)	(0.04)
Distributions from net realized gain	(0.01)	—	—	—	—
Total Distributions	(0.15)	—	—	—	—
Net Asset Value, End of Period	$8.70	$8.53	$8.49	$8.45	$8.51
Total Return[2]	3.72%	3.02%	3.11%	1.35%	0.72%
Ratios to Average Net Assets:
Net expenses[3]	0.34%	0.34%	0.34%	0.35%	0.33%[4]
Net investment income	1.59%	2.48%	2.66%	2.19%	1.34%[4]
Expense waiver/reimbursement[5]	0.08%	0.08%	0.10%	0.20%	0.40%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$205,293	$147,771	$68,022	$13,637	$0[6]
Portfolio turnover	20%	39%	40%	28%	34%[7]

1
Reflects operations for the period from January 20, 2017 (date of initial investment) to
April 30, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.

2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2017.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and LiabilitiesApril 30, 2021

Assets:
Investment in securities, at value including $2,907,881 of securities loaned and $319,036,733 of investment in affiliated holdings* (identified cost $2,259,209,517)	$2,287,089,660
Income receivable	4,808,600
Income receivable from affiliated holdings	450,867
Receivable for shares sold	13,471,919
Total Assets	2,305,821,046
Liabilities:
Payable for investments purchased	24,364,732
Payable for shares redeemed	3,577,340
Payable for variation margin on futures contracts	8,581
Payable for collateral due to broker for securities lending	2,972,550
Income distribution payable	62,443
Capital gain distribution payable	48,719
Payable to adviser (Note 5)	12,271
Payable for administrative fee (Note 5)	4,863
Payable for Directors’/Trustees’ fees (Note 5)	134
Payable for other service fees (Notes 2 and 5)	190,380
Accrued expenses (Note 5)	307,033
Total Liabilities	31,549,046
Net assets for 261,488,708 shares outstanding	$2,274,272,000
Net Assets Consist of:
Paid-in capital	$2,247,192,449
Total distributable earnings (loss)	27,079,551
Total Net Assets	$2,274,272,000
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($632,973,101 ÷ 72,761,185 shares outstanding), no par value, unlimited shares authorized	$8.70
Offering price per share (100/99.00 of $8.70)	$8.79
Redemption proceeds per share	$8.70
Institutional Shares:
Net asset value per share ($1,131,124,179 ÷ 130,061,150 shares outstanding), no par value, unlimited shares authorized	$8.70
Offering price per share	$8.70
Redemption proceeds per share	$8.70
Service Shares:
Net asset value per share ($304,881,289 ÷ 35,074,458 shares outstanding), no par value, unlimited shares authorized	$8.69
Offering price per share	$8.69
Redemption proceeds per share	$8.69
Class R6 Shares:
Net asset value per share ($205,293,431 ÷ 23,591,915 shares outstanding), no par value, unlimited shares authorized	$8.70
Offering price per share	$8.70
Redemption proceeds per share	$8.70

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of OperationsYear Ended April 30, 2021

Investment Income:
Interest	$31,355,136
Dividends (including $4,502,710 received from affiliated holdings*)	4,502,685
Net income on securities loaned (includes $415,043 received from affiliated holdings* related to cash collateral balances) (Note 2)	1,722
TOTAL INCOME	35,859,543
Expenses:
Investment adviser fee (Note 5)	5,584,330
Administrative fee (Note 5)	1,455,899
Custodian fees	65,471
Transfer agent fees (Note 2)	1,092,226
Directors’/Trustees’ fees (Note 5)	9,243
Auditing fees	40,200
Legal fees	10,823
Portfolio accounting fees	225,273
Other service fees (Notes 2 and 5)	1,677,954
Share registration costs	309,776
Printing and postage	75,337
Miscellaneous (Note 5)	34,449
TOTAL EXPENSES	10,580,981
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,564,505)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(302,428)
TOTAL WAIVER AND REIMBURSEMENTS	(1,866,933)
Net expenses	8,714,048
Net investment income	27,145,495
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $83,203 on sales of investments in affiliated holdings*)	1,554,550
Net realized gain on futures contracts	2,634,260
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $4,531,645 on investments in affiliated holdings*)	31,802,545
Net change in unrealized appreciation of futures contracts	(2,410,249)
Net realized and unrealized gain (loss) on investments and futures contracts	33,581,106
Change in net assets resulting from operations	$60,726,601

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended April 30	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$27,145,495	$33,693,353
Net realized gain (loss)	4,188,810	5,372,167
Net change in unrealized appreciation/depreciation	29,392,296	(840,137)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	60,726,601	38,225,383
Distributions to Shareholders:
Class A Shares	(4,705,674)	(1,651,015)
Institutional Shares	(16,629,239)	(22,372,403)
Service Shares	(4,451,568)	(7,877,195)
Class R6 Shares	(2,939,017)	(1,881,721)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(28,725,498)	(33,782,334)
Share Transactions:
Proceeds from sale of shares	1,674,334,332	739,499,703
Net asset value of shares issued to shareholders in payment of distributions declared	26,850,329	30,465,792
Cost of shares redeemed	(997,016,769)	(608,129,967)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	704,167,892	161,835,528
Change in net assets	736,168,995	166,278,577
Net Assets:
Beginning of period	1,538,103,005	1,371,824,428
End of period	$2,274,272,000	$1,538,103,005
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
April 30, 2021
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
Prior to June 29, 2020, the names of the Trust and Fund were Federated Income Securities Trust and Federated Short-Term Income Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,866,933 is disclosed in various locations in this Note 2 and Note 5. For the year ended April 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$139,637	$—
Institutional Shares	634,162	(238,360)
Service Shares	302,455	(64,068)
Class R6 Shares	15,972	—
TOTAL	$1,092,226	$(302,428)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended April 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$888,691
Service Shares	789,263
TOTAL	$1,677,954
Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency, duration and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $76,618,269 and $5,899,940, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to
Annual Shareholder Report

meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2021, the Fund had no outstanding foreign exchange contracts and no activity for the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Annual Shareholder Report

As of April 30, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$2,907,881	$2,972,550
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(89,404)*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$2,634,260
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(2,410,249)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 4/30/2021		Year Ended 4/30/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	83,671,273	$727,207,191	9,096,265	$77,947,819
Shares issued to shareholders in payment of distributions declared	539,900	4,695,381	191,687	1,641,804
Shares redeemed	(22,181,595)	(192,954,231)	(8,783,220)	(75,240,739)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	62,029,578	$538,948,341	504,732	$4,348,884
	Year Ended 4/30/2021		Year Ended 4/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	83,964,297	$728,461,140	52,769,135	$451,134,344
Shares issued to shareholders in payment of distributions declared	1,855,229	16,102,818	2,513,762	21,535,233
Shares redeemed	(68,534,626)	(593,899,374)	(41,965,941)	(358,594,445)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	17,284,900	$150,664,584	13,316,956	$114,075,132
	Year Ended 4/30/2021		Year Ended 4/30/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,636,305	$109,605,333	11,916,153	$101,914,349
Shares issued to shareholders in payment of distributions declared	455,010	3,945,913	808,893	6,926,931
Shares redeemed	(17,704,887)	(153,377,500)	(16,989,882)	(144,858,955)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(4,613,572)	$(39,826,254)	(4,264,836)	$(36,017,675)
Annual Shareholder Report

	Year Ended 4/30/2021		Year Ended 4/30/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	12,548,110	$109,060,668	12,722,352	$108,503,191
Shares issued to shareholders in payment of distributions declared	242,496	2,106,217	42,232	361,824
Shares redeemed	(6,532,426)	(56,785,664)	(3,442,719)	(29,435,828)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	6,258,180	$54,381,221	9,321,865	$79,429,187
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	80,959,086	$704,167,892	18,878,717	$161,835,528
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$28,108,650	$33,782,334
Long-term capital gains	$616,848	$—
As of April 30, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$81,738
Net unrealized appreciation	$26,343,170
Undistributed long-term capital gains	$654,643
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for losses on wash sales, deferral of paydown losses, mark-to-market of futures contracts, reversal of defaulted write-off and principal losses.
At April 30, 2021, the cost of investments for federal tax purposes was $2,260,746,490. The net unrealized appreciation of investments for federal tax purposes was $26,343,170. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,182,487 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,839,317. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended April 30, 2021, the Adviser voluntarily waived $1,492,364 of its fee and voluntarily reimbursed $302,428 of transfer agent fees.
Annual Shareholder Report

The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2021, the Adviser reimbursed $72,141.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended April 30, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended April 30, 2021, FSC retained $6,086 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended April 30, 2021, FSSC received $25,957 of the other service fees disclosed in Note 2.
Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares, and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.65%, 0.37%, 0.65% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2022; or (b) the date of the Fund’s next effective Prospectus. Prior to July 1, 2020, the Fee Limit disclosed above for Class A Shares was 0.70%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2021, were as follows:
Purchases	$1,020,458,684
Sales	$347,302,820
7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC
Annual Shareholder Report

pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2021, the Fund had no outstanding loans. During the year ended April 30, 2021, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the year ended April 30, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended April 30, 2021, the amount of long-term capital gains designated by the Fund was $616,848.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED HERMES SHORT-TERM INCOME FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Short-Term Income Fund (the “Fund”) (one of the funds constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Federated Hermes Income Securities Trust) at April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
June 22, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,007.80	$3.09
Institutional Shares	$1,000	$1,010.20	$1.84
Service Shares	$1,000	$1,007.60	$3.24
Class R6 Shares	$1,000	$1,009.20	$1.69
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.72	$3.11
Institutional Shares	$1,000	$1,022.96	$1.86
Service Shares	$1,000	$1,021.57	$3.26
Class R6 Shares	$1,000	$1,023.11	$1.71

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.62%
Institutional Shares	0.37%
Service Shares	0.65%
Class R6 Shares	0.34%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised seven portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; formerly,
Chairman and CEO, The Collins Group, Inc. (a private equity
firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
federated short-term income fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES SHORT-TERM INCOME FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the three-year and five-year periods was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated
Annual Shareholder Report

Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
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management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Short-Term Income Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Short-Term Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C787
CUSIP 31420C209
CUSIP 31420C563
32957 (6/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $236,890

Fiscal year ended 2020 - $222,080

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $4,000

Fiscal year ended 2020 - $0

Fiscal year ended 2021- Audit consent for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $49,999 and $46,864 respectively. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2020- Service fees for analysis of potential Passive Foreign Investment Company holdings

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $73,243

Fiscal year ended 2020 - $264,514

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 22, 2021